UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:   November 30, 2015

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.19%
Aerospace & Defense - 3.84%
CPI Aerostructures, Inc. (a)	9,777	$94,446
Cubic Corp.	4,368	212,110
National Presto Industries, Inc.	4,042	351,411
SIFCO Industries, Inc. (a)	10,768	131,262
		789,229
Automobiles - 0.85%
Thor Industries, Inc.	3,010	174,339

Banks - 2.29%
Bar Harbor Bankshares	3,163	110,420
First of Long Island Corp.	6,322	198,384
German American Bancorp, Inc.	4,666	160,884
		469,688
Building Products - 2.12%
Apogee Enterprises, Inc.	8,666	435,207

Chemicals - 1.97%
Hawkins, Inc.	4,592	188,272
KMG Chemicals, Inc.	9,925	195,820
LSB Industries, Inc. (a)	2,970	21,117
		405,209
Commercial Services & Supplies - 1.35%
MSA Safety, Inc.	5,925	277,883

Construction & Engineering - 5.29%
Granite Construction, Inc.	26,663	1,087,051

Containers & Packaging - 5.37%
AptarGroup, Inc.	14,814	1,103,347

Diversified Financial Services - 0.16%
Value Line, Inc.	2,109	33,776

Electrical Equipment - 3.66%
Espey Manufacturing & Electronics Corp.	7,630	194,565
LSI Industries, Inc.	35,991	425,413
Powell Industries, Inc.	3,778	132,646
		752,624
Electronic Equipment, Instruments & Components - 2.56%
Badger Meter, Inc.	2,559	155,664
Kimball Electronics, Inc. (a)	17,554	201,169
Park Electrochemical Corp.	9,646	168,901
		525,734
Energy Equipment & Services - 5.44%
CARBO Ceramics, Inc.	2,500	46,600
Dril-Quip, Inc. (a)	3,540	223,409
Gulf Island Fabrication, Inc.	17,627	174,507
Gulfmark Offshore, Inc. - Class A	8,889	57,512
RPC, Inc.	10,839	143,617
Unit Corp. (a)	26,142	472,386
		1,118,031
Food & Staples Retailing - 1.90%
Weis Markets, Inc.	9,405	389,649

Food Products - 9.08%
Cal-Maine Foods, Inc.	7,630	415,911
Flowers Foods, Inc.	11,225	264,012
J & J Snack Foods Corp.	8,233	960,627
Sanderson Farms, Inc.	3,010	225,178
		1,865,728

Health Care Equipment & Supplies - 7.52%
Atrion Corp.	600	252,540
ICU Medical, Inc. (a)	2,267	257,168
Kewaunee Scientific Corp.	3,912	68,030
Merit Medical Systems, Inc. (a)	10,342	200,325
Span-America Medical Systems, Inc.	11,701	225,946
Utah Medical Products, Inc.	9,570	540,610
		1,544,619
Hotels, Restaurants & Leisure - 7.26%
Marcus Corp.	60,430	1,202,557
Monarch Casino & Resort, Inc. (a)	12,888	288,949
		1,491,506
Household Durables - 1.58%
Hooker Furniture Corp.	11,849	324,663

Household Products - 0.75%
Oil-Dri Corp. of America	4,968	155,101

Insurance - 0.71%
Baldwin & Lyons, Inc. - Class B	6,248	146,516

Leisure Products - 7.87%
Johnson Outdoors, Inc. - Class A	16,145	387,480
Sturm, Ruger & Co., Inc.	23,595	1,229,300
		1,616,780
Machinery - 18.98%
Astec Industries, Inc.	9,628	388,008
Columbus McKinnon Corp.	10,314	212,881
FreightCar America, Inc.	9,034	219,075
Gorman-Rupp Co.	39,990	1,284,078
Graham Corp.	11,895	213,634
Hardinge, Inc.	22,736	221,221
Hyster-Yale Materials Handling, Inc. - Class A	4,545	262,837
LB Foster Co. - Class A	19,187	237,919
Lincoln Electronic Holdings, Inc.	2,130	120,239
LS Starrett Co. - Class A	4,740	52,424
MFRI, Inc. (a)	17,922	103,231
Miller Industries, Inc.	7,109	156,043
Sun Hydraulics Corp.	9,153	301,408
Twin Disc, Inc.	10,962	126,611
		3,899,609
Metals & Mining - 1.38%
Ampco-Pittsburgh Corp.	13,183	153,055
Synalloy Corp.	15,956	130,839
		283,894
Pharmaceuticals - 1.41%
Lannet Co., Inc. (a)	7,813	288,768

Road & Rail - 0.61%
Marten Transport Ltd.	6,881	124,408

Semiconductors & Semiconductor Equipment - 2.03%
Cabot Microelectronics Corp. (a)	4,517	189,533
MKS Instruments, Inc.	6,173	227,599
		417,132
Specialty Retail - 1.18%
Buckle, Inc.	5,820	184,785
Zumiez, Inc. (a)	3,838	57,915
		242,700
Textiles, Apparel & Luxury Goods - 0.89%
Lakeland Industries, Inc. (a)	13,066	182,009

Thrifts & Mortgage Finance - 1.14%
Hingham Institution for Savings	1,805	234,993
TOTAL COMMON STOCKS (Cost $22,202,747)		$20,380,193

SHORT-TERM INVESTMENTS - 1.45%
Money Market Funds - 1.45%
First American Prime Obligations Fund - Class Z, 0.076% (b)	297,615	297,615
TOTAL SHORT-TERM INVESTMENTS (Cost $297,615)		297,615

Total Investments (Cost $22,500,362) - 100.64%		20,677,808
Liabilities in Excess of Other Assets - (0.64%)		(131,242)
TOTAL NET ASSETS - 100.00%		$20,546,566

(a) Non-income producing security.
(b) Variable rate security; the rate shown represents the rate at November 30, 2015.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$22,500,362
Gross unrealized appreciation	2,234,977
Gross unrealized depreciation	(4,057,531)
Net unrealized depreciation	$(1,822,554)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange or the latest sales price on the Composite Market
(defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)) for the day such security is being valued.

Debt securities other than short-term instruments are valued at the mean in accordance with prices supplied by an approved Pricing Service. A Pricing Service may use valuation methods such as the mean between the bid and asked prices, a matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Summary of Fair Value Exposure at November 30, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1 (1)	Level 2 (1)	Level 3	Total
Equity
Common Stock*	$20,346,417	$33,776	$-	$20,380,193
Short-Term Investments	297,615	-	-	297,615
Total Investments in Securities	$20,644,032	$33,776	$-	$20,677,808

The Fund held no Level 3 securities during the period ended November 30, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers as of November 30, 2015 are summarized in the table below:

Transfers into Level 1	$68,030
Transfers out of Level 1	(33,776)
Net transfers in and/or out of Level 1	$34,254

Transfers into Level 2	$33,776
Transfers out of Level 2	(68,030)
Net transfers in and/or out of Level 2	$(34,254)

(1) Transfers between levels resulted from securities priced previously with an official close price (Level 1 securities) or on days where there has been no sale on such exchange or on NASDAQ the security is valued at the mean price between the most recent bid and asked prices (Level 2 securities).

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  John Buckel
John Buckel,  President

Date  January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date  January 19, 2016

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date  January 19, 2016

* Print the name and title of each signing officer under his or her signature.